Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Previously stated [member]	Adoption of IFRS 9 [member]	Adoption of IFRS 15 [member]	Adoption Of IFRS 16 [Member]	Restated Adjusted balance [member]	Share capital [member]	Share capital [member] Previously stated [member]	Share capital [member] Restated Adjusted balance [member]	Share Premium [member]	Share Premium [member] Previously stated [member]	Share Premium [member] Restated Adjusted balance [member]	Retained earnings [member]	Retained earnings [member] Previously stated [member]	Retained earnings [member] Adoption of IFRS 9 [member]	Retained earnings [member] Adoption of IFRS 15 [member]	Retained earnings [member] Adoption Of IFRS 16 [Member]	Retained earnings [member] Restated Adjusted balance [member]	Other components of equity: Foreign Currency translation reserve [member]	Other components of equity: Foreign Currency translation reserve [member] Previously stated [member]	Other components of equity: Foreign Currency translation reserve [member] Restated Adjusted balance [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Cash flow hedging reserve [member] Previously stated [member]	Other components of equity: Cash flow hedging reserve [member] Adoption of IFRS 9 [member]	Other components of equity: Cash flow hedging reserve [member] Restated Adjusted balance [member]	Other components of equity: Pension adjustments [member]	Other components of equity: Pension adjustments [member] Previously stated [member]	Other components of equity: Pension adjustments [member] Restated Adjusted balance [member]	Treasury shares [member]	Treasury shares [member] Previously stated [member]	Treasury shares [member] Restated Adjusted balance [member]
Beginning balance at Mar. 31, 2017	$ 415,066						$ 8,333			$ 338,284			$ 277,988						$ (132,167)			$ 17,348				$ (35)			$ (94,685)
Beginning balance, shares at Mar. 31, 2017							53,312,559																						3,300,000
Shares issued for exercised options and RSUs (Refer note 25)	1,347						$ 200			1,147
Shares issued for exercised options and RSUs (Refer note 25), shares							1,521,521
Purchase of treasury shares (Refer note 20)	(39,546)																												$ (39,546)
Purchase of treasury shares (Refer note 20), shares																													1,100,000
Share-based compensation expense (Refer note 25)	30,565									30,565
Purchase of equity from non-controlling interest	(52)									(52)
Excess tax benefits relating to share-based options and RSUs (Refer note 26)	1,820									1,820
Transactions with owners	(5,866)						$ 200			33,480																			$ (39,546)
Transactions with owners, shares							1,521,521																						1,100,000
Profit after tax	86,436												86,436
Other comprehensive income/(loss), net of taxes	(680)																		14,202			(17,368)				2,486
Total comprehensive income/(loss) for the period	85,756												86,436						14,202			(17,368)				2,486
Ending balance at Mar. 31, 2018	494,956	$ 494,956	$ 16	$ 5,511		$ 500,483	$ 8,533	$ 8,533	$ 8,533	371,764	$ 371,764	$ 371,764	364,424	$ 364,424	$ 2,777	$ 5,511		$ 372,712	(117,965)	$ (117,965)	$ (117,965)	(20)	$ (20)	$ (2,761)	$ (2,781)	2,451	$ 2,451	$ 2,451	$ (134,231)	$ (134,231)	$ (134,231)
Ending balance, shares at Mar. 31, 2018							54,834,080	54,834,080	54,834,080																				4,400,000	4,400,000	4,400,000
Shares issued for exercised options and RSUs (Refer note 25)							$ 96			(96)
Shares issued for exercised options and RSUs (Refer note 25), shares							719,140
Cancellation of treasury shares (Refer Note 20)							$ (573)			(133,658)																			$ 134,231
Cancellation of treasury shares (Refer Note 20), shares							(4,400,000)																						(4,400,000)
Purchase of treasury shares (Refer note 20)	(56,417)																												$ (56,417)
Purchase of treasury shares (Refer note 20), shares																													1,101,300
Share-based compensation expense (Refer note 25)	30,305									30,305
Excess tax benefits relating to share-based options and RSUs (Refer note 26)	1,214									1,214
Transactions with owners	(24,898)						$ (477)			(102,235)																			$ 77,814
Transactions with owners, shares							(3,680,860)																						(3,298,700)
Profit after tax	105,433												105,433
Other comprehensive income/(loss), net of taxes	(28,599)																		(37,230)			8,735				(104)
Total comprehensive income/(loss) for the period	76,834												105,433						(37,230)			8,735				(104)
Ending balance at Mar. 31, 2019	552,419				$ (8,574)	$ 543,845	$ 8,056		$ 8,056	269,529		$ 269,529	478,145				$ (8,574)	$ 469,571	(155,195)		$ (155,195)	5,954			$ 5,954	2,347		$ 2,347	$ (56,417)		$ (56,417)
Ending balance, shares at Mar. 31, 2019							51,153,220		51,153,220																				1,101,300		1,101,300
Shares issued for exercised options and RSUs (Refer note 25)							$ 99			(99)
Shares issued for exercised options and RSUs (Refer note 25), shares							780,420
Cancellation of treasury shares (Refer Note 20)							$ (281)			(119,873)																			$ 120,154
Cancellation of treasury shares (Refer Note 20), shares							(2,200,000)																						(2,200,000)
Purchase of treasury shares (Refer note 20)	(63,737)																												$ (63,737)
Purchase of treasury shares (Refer note 20), shares																													1,098,700
Share-based compensation expense (Refer note 25)	37,520									37,520
Excess tax benefits relating to share-based options and RSUs (Refer note 26)	191									191
Transactions with owners	(26,026)						$ (182)			(82,261)																			$ 56,417
Transactions with owners, shares							(1,419,580)																						(1,101,300)
Profit after tax	116,769												116,769
Other comprehensive income/(loss), net of taxes	(47,478)																		(42,196)			(4,672)				(610)
Total comprehensive income/(loss) for the period	69,291												116,769						(42,196)			(4,672)				(610)
Ending balance at Mar. 31, 2020	$ 587,110						$ 7,874			$ 187,268			$ 586,340						$ (197,391)			$ 1,282				$ 1,737
Ending balance, shares at Mar. 31, 2020							49,733,640																						0